Other Comprehensive Income (Loss)	12 Months Ended
Mar. 31, 2023
Equity [abstract]
Other Comprehensive Income (Loss)	Other Comprehensive Income (Loss)Amounts arising during the year, reclassification adjustments to profit or loss, and tax effects for each component of other comprehensive income (loss) are as follows:

	JPY (millions) For the Year Ended March 31
	2021	2022	2023
Items that will not be reclassified to profit or loss:

Changes in fair value of financial assets measured at fair value through OCI:
Amounts arising during the year	¥79,364	¥(17,295)	¥(2,868)
Tax effects	(17,498)	2,669	214
Changes in fair value of financial assets measured at fair value through OCI	¥61,866	¥(14,626)	¥(2,654)

Remeasurement of defined benefit pension plans:
Amounts arising during the year	¥2,147	¥26,890	¥23,315
Tax effects	2,719	(6,107)	(5,563)
Remeasurement of defined benefit pension plans	¥4,866	¥20,783	¥17,752

Items that may be reclassified subsequently to profit or loss:

Exchange differences on translation of foreign operations:
Amounts arising during the year	¥284,350	¥558,102	¥566,683
Reclassification adjustments to profit or (loss)	(112)	—	—
Before tax effects	284,238	558,102	566,683
Tax effects	25,066	25,867	52,090
Exchange differences on translation of foreign operations	¥309,304	¥583,969	¥618,773

Changes in fair value of financial assets measured at fair value through OCI:
Amounts arising during the year	¥—	¥—	¥(9,118)
Reclassification adjustments to profit or (loss)	—	—	9,118
Before tax effects	—	—	—
Tax effects	—	—	—
Changes in fair value of financial assets measured at fair value through OCI	¥—	¥—	¥—

Cash flow hedges:
Amounts arising during the year	¥(40,833)	¥82,780	¥56,437
Reclassification adjustments to profit or (loss)	(24,485)	(79,321)	(87,337)
Before tax effects	(65,318)	3,459	(30,900)
Tax effects	19,973	(1,286)	9,449
Cash flow hedges	¥(45,345)	¥2,173	¥(21,451)

Hedging cost:
Amounts arising during the year	¥(9,978)	¥6,611	¥(21,426)
Reclassification adjustments to profit or (loss)	(3,200)	(3,071)	(3,052)
Before tax effects	(13,178)	3,540	(24,478)
Tax effects	4,031	(1,083)	7,485
Hedging cost	¥(9,147)	¥2,457	¥(16,993)

Share of other comprehensive income of investments accounted for using the equity method:
Amounts arising during the year	¥(299)	¥(497)	¥(892)
Reclassification adjustments to profit or (loss)	—	—	—
Before tax effects	(299)	(497)	(892)
Tax effects	—	—	—
Share of other comprehensive income of investments accounted for using the equity method	¥(299)	¥(497)	¥(892)
Total other comprehensive income (loss) for the year	¥321,245	¥594,261	¥594,535